Cover	Sep. 19, 2024
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2024
Entity File Number	1-8503
Entity Registrant Name	Hawaiian Electric Industries, Inc.
Entity Central Index Key	0000354707
Entity Tax Identification Number	99-0208097
Entity Incorporation, State or Country Code	HI
Entity Address, Address Line One	1001 Bishop Street, Suite 2900
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	808
Local Phone Number	543-5662
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Without Par
Trading Symbol	HE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Hawaiian Electric Company Inc. [Member]
Entity Information [Line Items]
Amendment Flag	false
Entity File Number	1-4955
Entity Registrant Name	Hawaiian Electric Company, Inc.
Entity Central Index Key	0000046207
Entity Tax Identification Number	99-0040500
Entity Address, Address Line One	1099 Alakea Street, Suite 2200
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	808
Local Phone Number	543-7771
Entity Emerging Growth Company	false